Stock-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2020 USD ($) shares	Jul. 31, 2019 USD ($) item shares	May 31, 2019 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) shares	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Stock-Based Compensation
Purchase of common stock						0.4697
Percentage of aggregate number of shares				5.00%		5.00%
Common stock options available for future grants | shares	11,137,824			11,005,115		11,137,824
Stock based compensation expense				$ 16,835	$ 672	$ 11,296	$ 35,972
Options outstanding | shares	6,414,611					6,414,611	7,428,682
Shares reserved for issuance | shares	11,137,824			11,005,115		11,137,824
Vesting percentage				25.00%		25.00%
Maximum
Stock-Based Compensation
Vesting period				3 years		3 years
Expiration period				10 years		10 years
Cancellation Period after termination of employment				3 months		3 months
General and administrative
Stock-Based Compensation
Stock based compensation expense				$ 12,435	223	$ 4,145	$ 34,739
Executives | Redeemable Convertible Preferred Stock
Stock-Based Compensation
Temporary equity, shares issued discount to fair value | item		11
Secondary market transaction
Stock-Based Compensation
Stock based compensation expense	$ 1,616			1,933		1,616	33,232
Secondary market transaction | General and administrative
Stock-Based Compensation
Stock based compensation expense			$ 33,232				33,232
Secondary market transaction | Redeemable Convertible Preferred Stock
Stock-Based Compensation
Temporary equity repurchased, shares | shares		901,940	7,559,047
Temporary equity repurchased, value			$ 4,023
Temporary equity repurchase price | $ / shares			$ 0.53
Temporary equity, shares issued discount to fair value		$ 2,553
Secondary market transaction | Employees
Stock-Based Compensation
Stock based compensation expense	927
Secondary market transaction | Former Employees
Stock-Based Compensation
Stock based compensation expense	$ 689
Employee awards
Stock-Based Compensation
Stock based compensation expense				$ 2,529	$ 672	$ 9,680	$ 2,740
Options outstanding | shares	6,414,611					6,414,611